Related Party Transactions (Details) (USD $)				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Significant Shareholders [Member]	Dec. 31, 2010 Significant Shareholders [Member]	Dec. 31, 2009 Significant Shareholders [Member]	Dec. 31, 2011 Vorando Realty Trust [Member]	Dec. 31, 2010 Vorando Realty Trust [Member]	Dec. 31, 2009 Vorando Realty Trust [Member]	Dec. 31, 2011 Short-term Debt [Member] NLS Entity [Member]	May 31, 2011 Short-term Debt [Member] NLS Entity [Member]	Dec. 31, 2010 Short-term Debt [Member] NLS Entity [Member]
Related Party Transaction [Line Items]
Interest bearing, non-recourse mortgage notes, related party										$ 20,077,000	$ 13,202,000	$ 7,614,000
Rent revenue recognized				864,000	905,000	1,538,000
Rent expense for corporate headquarters	$ 1,392,000	$ 1,332,000	$ 1,299,000				$ 1,281,000	$ 1,272,000	$ 1,282,000